UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
 REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-05052

The Value Line New York Tax Exempt Trust
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, NY 10017

Mitchell E. Appel
(Name and address of agent for service)

Registrant’s telephone number, including area code:  212-907-1500

Date of fiscal year end: January 31,2010

Date of reporting period: April 30, 2009

Item 1: Schedule of Investments.
A copy of Schedule of Investments for the period ended 4/30/09 is included with this Form.

Value Line New York Tax Exempt Trust

Schedule of Investments (unaudited)	April 30, 2009

Principal Amount		Rating (unaudited)	Value

LONG-TERM MUNICIPAL SECURITIES (96.6%)

	NEW YORK CITY (27.3%)
$350,000	General Obligation Unlimited, Fiscal 2008, Subser C-1, FSA Insured, 5.00%, 10/1/24	Aa3	$358,491
1,225,000	Industrial Development Agency Revenue, Revenue Bonds, Yankee Stadium-Pilot, NATL-RE Insured, 5.00%, 3/1/11	Baa1	1,257,254
1,250,000	Industrial Development Agency Special Facility Revenue, Revenue Bonds, New York Stock Exchange Project, Ser. A,, 5.63%, 5/1/29	A1	1,250,912
45,000	Municipal Water Finance Authority, Water and Sewer Revenue, Revenue Bonds, Ser. DD, 5.00%, 6/15/32	Aa3	44,875
725,000	Transitional Finance Authority, Building Aid Revenue Bonds, Fiscal 2007, Ser. S-1, FGIC Insured, 5.00%, 7/15/23	A1	734,853
	Transitional Finance Authority, Revenue Bonds:
500,000	Future Tax Secured, Ser. E, MBIA Insured, 5.25%, 2/1/19	Aa1	536,680
575,000	Subordinated Future Tax Secured, Ser. B, 5.00%, 11/1/23	Aa2	608,195
			4,791,260

	NEW YORK STATE (54.0%)
500,000	Convention Center Development, Revenue Bonds, Hotel Unit Fee Second, AMBAC Insured, 5.00%, 11/15/44	A2	423,135
	Dormitory Authority, Revenue Bonds:
550,000	Albany Medical Center, Ser. A-1, FSA/FHA Insured, 5.00%, 8/15/18	Aa3	575,481
500,000	Court Facilities Lease, Ser. A, AMBAC Insured, 5.50%, 5/15/26	A1	526,085
250,000	Mental Health Services Facilities Improvement, Ser. B, AMBAC Insured, 5.00%, 2/15/25	AA- *	249,928
450,000	Mental Health Services Facilities, FSA-CR FGIC Insured, 5.00%, 8/15/17	Aa3	473,674
710,000	New York University, Ser. B, 5.00%, 7/1/29	Aa3	720,387
500,000	State Personal Income Tax Education, Ser. B, 5.00%, 3/15/28	AAA *	514,505
1,000,000	University of Rochester, Ser. A-2, MBIA-IBC Insured,— 7/1/39 (1)	AAA *	873,810
150,000	Environmental Facilities Corp., Personal Income Tax Revenue Bonds, Ser. A, 5.00%, 12/15/19	A2	161,861
775,000	Local Government Assistance Corp., Revenue Bonds, Refunding Senior Lien, Ser. C, 5.00%, 4/1/18	AAA*	879,268
400,000	Metropolitan Transportation Authority, New York Dedicated Tax Fund, Revenue Bonds, Ser. A, FSA Insured, 5.25%, 11/15/24	Aa3	409,316
250,000	Metropolitan Transportation Authority, New York Revenue, Revenue Bonds, Ser. A, MBIA-RE FGIC Insured, 5.00%, 11/15/14	A2	271,968
100,000	Nassau County, General Improvement, Ser. C, FSA Insured, 5.13%, 1/1/14	Aa3	104,287
850,000	Sales Tax Asset Receivables Corp., Ser. A, FSA-CR MBIA Insured, 5.00%, 10/15/20	Aa3	931,600
1,085,000	Thruway Authority, Revenue Bonds, Second General Highway and Bridge Trust Fund, Ser. A, AMBAC Insured, 5.00%, 4/1/20	AA *	1,151,196
175,000	Tobacco Settlement Financing Corp., Revenue Bonds, Asset Backed, Ser. A1, BHAC-CR AMBAC Insured, 5.25%, 6/1/21	Aa1	179,580
1,000,000	Urban Development Corp., Refunding Service Contract, Revenue Bonds, Ser. B, 5.00%, 1/1/20	AA- *	1,046,650
			9,492,731
	PUERTO RICO (12.1%)
	Commonwealth Infrastructure Financing Authority:
4,750,000	Special Tax Revenue Bonds, Capital Appreciation, Ser. A, AMBAC Insured,— 7/1/43	Baa3	370,880
1,500,000	Special Obligation Bonds, Ser. A, 5.50%, 10/1/32	Aaa	1,566,495
4,775,000	Sales Tax Financing, Corporate Sales Tax Revenue Bonds, Capital Appreciation, Ser. A, AMBAC Insured, 0.00%, 8/1/54 (2)	A1	183,981
			2,121,356

1

Value Line New York Tax Exempt Trust

Schedule of Investments (unaudited)

Principal Amount		Rating(unaudited)	Value

	VIRGIN ISLANDS (3.2%)

$550,000	Public Finance Authority, Revenue Bonds, Gross Receipts Taxes, Ser. A, 6.38%, 10/1/19	Baa3	$557,133

	TOTAL MUNICIPAL SECURITIES (96.6%) (Cost $17,895,660)		16,962,480

	CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES (3.4%)		597,578

	NET ASSETS (3) (100.0%)		$17,560,058

	NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER OUTSTANDING SHARE ($17,560,058 ÷ 2,041,298 shares outstanding)		$8.60

*	Rated by Moody's Investor Service except for those marked by an asterisk (*) which are rated by Standard & Poor's
(1)	Convertible capital appreciation bond. Zero coupon rate shown as of April 30, 2009. and will convert to a coupon at a future date.
(2)	Zero coupon bond.
(3)
For federal income tax purposes, the aggregate cost was $17,895,660, aggregate gross unrealized appreciation was $111,520, aggregate gross unrealized depreciation was $1,044,700 and the net unrealized depreciation was $933,180.

2

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157"), effective February 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

●	Level 1 – quoted prices in active markets for identical investments
●	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of April 30, 2009 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$-	-
Level 2 - Other Significant Observable Inputs	16,962,480	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$16,962,480	-

*Other financial instruments include futures, forwards and swap contracts.

For the period ended 4/30/09, there were no Level 1 or 3 investments.

Item 2. Controls and Procedures.
(a)
The registrant’s principal executive officer and principal financial officer have concluded that the   registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:
(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	June 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer

Date:	June 29, 2009